Note 15 - Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

15. Fair Value Measurement

We use a fair-value approach to value certain assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. We use a fair value hierarchy, which distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level one — Quoted market prices in active markets for identical assets or liabilities;

•	Level two — Inputs other than level one inputs that are either directly or indirectly observable; and

•	Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. We evaluate our hierarchy disclosures each quarter. Assets and liabilities measured at fair value on a recurring basis are summarized as follows:

Liabilities	Level 1	Level 2	Level 3	December 31, 2014

Fair value of derivative liability – embedded conversion feature	$—	$—	$129,598	$129,598
Total	$—	$—	$129,598	$129,598

On August 30, 2013, November 25, 2013 and December 19, 2013, we entered into securities purchase agreements relating to the sale and issuance of convertible notes in the principal amounts of $200,000, $200,000 and $250,000. Each of the Convertible Notes are convertible into shares of our common stock, at any time after issuance, at the option of the purchaser, at a conversion price equal to $0.02, subject to adjustment upon the happening of certain events, including stock dividends, stock splits and the issuance of common stock equivalents at a price below the conversion price. Subject to our fulfilling certain conditions, including beneficial ownership limits, the convertible notes are subject to a mandatory conversion if the closing price of our common stock for any 20 consecutive days commencing six months after the issue date of the convertible notes equal or exceeds $0.04 per share. The terms of the convertible notes meet the criteria for the bifurcation of an embedded derivative. Therefore, we recorded the fair value of the embedded derivative liability as of the issuance date for each of the convertible notes for an aggregate fair value of $243,889.

We use a model based on Monte Carlo simulation to value the embedded conversion feature of our notes payable that are subject to fair value liability accounting. The determination of the fair value as of the reporting date is affected by our stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to, expected stock price volatility over the term of the security and risk-free interest rate. In addition, the model uses multiple Monte Carlo simulations requiring the input of an expected life for the securities for which we have estimated and expectations of the timing and amount of future financing we may require. The fair value of the embedded conversion feature liability is revalued each balance sheet date utilizing our Monte Carlo simulation-based model computations with the decrease or increase in fair value being reported in the statement of Operations as other income or expense, respectively. The primary factors affecting the fair value of the embedded conversion feature liability are our stock price and volatility. In addition, the use of a Monte Carlo simulation-based model requires the input of highly subjective assumptions, and other reasonable assumptions could provide differing results.

During the nine months ended September 30, 2015, the Monte Carlo simulation-based model was used to calculate the fair value of the embedded conversion feature based on a stock price of between $0.011 and $0.036 and a volatility of between 94.4% and 99.7%.

The following table shows the changes in Level 3 liabilities measured at fair value on a recurring basis for the nine months ended September 30, 2015:

	Derivative Liability – Embedded Conversion Feature	Total Level 3
Beginning balance – January 1, 2015	$129,598	$129,598
Issuances	—	—
Conversions	(88,333)	(88,333)
Total realized and unrealized gains or losses	(41,265)	(41,265)
Ending balance – September 30, 2015	$—	$—

15. Fair Value Measurement

We use a fair-value approach to value certain assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. We use a fair value hierarchy, which distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level one — Quoted market prices in active markets for identical assets or liabilities;

•	Level two — Inputs other than level one inputs that are either directly or indirectly observable; and

•	Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. We evaluate our hierarchy disclosures each quarter. Assets and liabilities measured at fair value on a recurring basis are summarized as follows:

Liabilities	Level 1	Level 2	Level 3	December 31, 2014
Fair value of embedded derivatives	—	—	$129,598	$129,598
Total	$—	$—	$129,598	$129,598

Liabilities	Level 1	Level 2	Level 3	December 31, 2013
Fair value of embedded derivatives	$—	$—	$177,927	$177,927
Total	$—	$—	$177,927	$177,927

On August 30, 2013, November 25, 2013 and December 19, 2013, we entered into securities purchase agreements relating to the sale and issuance of convertible notes in the principal amounts of $200,000, $200,000 and $250,000. Each of the Convertible Notes are convertible into shares of our common stock, at any time after issuance, at the option of the purchaser, at a conversion price equal to $0.02, subject to adjustment upon the happening of certain events, including stock dividends, stock splits and the issuance of common stock equivalents at a price below the conversion price. Subject to our fulfilling certain conditions, including beneficial ownership limits, the convertible notes are subject to a mandatory conversion if the closing price of our common stock for any 20 consecutive days commencing six months after the issue date of the convertible notes equal or exceeds $0.04 per share. The terms of the convertible notes meet the criteria for the bifurcation of an embedded derivative. Therefore, we recorded the fair value of the embedded derivative liability as of the issuance date for each of the convertible notes for an aggregate fair value of $243,889.

We use a model based on Monte Carlo simulation to value the embedded conversion feature of our notes payable that are subject to fair value liability accounting. The determination of the fair value as of the reporting date is affected by our stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to, expected stock price volatility over the term of the security and risk-free interest rate. In addition, the model uses multiple Monte Carlo simulations requiring the input of an expected life for the securities for which we have estimated and expectations of the timing and amount of future financing we may require. The fair value of the embedded conversion feature liability is revalued each balance sheet date utilizing our Monte Carlo simulation-based model computations with the decrease or increase in fair value being reported in the statement of comprehensive loss as other income or expense, respectively. The primary factors affecting the fair value of the embedded conversion feature liability are our stock price and volatility. In addition, the use of a Monte Carlo simulation-based model requires the input of highly subjective assumptions, and other reasonable assumptions could provide differing results.

Our reported net loss was approximately $1.9 million for the year ended December 31, 2014. If the closing stock price of our common stock had been 10% lower, our net loss would have been approximately $15,000 lower. If the closing stock price of our common stock had been 10% higher, our net loss would have been approximately $26,000 higher. If our volatility assumption on December 31, 2014 had been 10% lower, our net loss would have been approximately $7,000 lower and if our volatility assumption had been 10% higher, our net loss would have been approximately $13,000 higher.

The following table shows the changes in Level 3 liabilities measured at fair value on a recurring basis for the years ended December 31, 2013:

	Embedded Derivative on Convertible Notes	Total Level 3
Beginning balance – January 1, 2014	$177,927	$177,927
Issuances	122,630	122,630
Total realized and unrealized gains or losses	(50,809)	(50,809)
Transfers out of level 3 upon exercise or conversion	(221,768)	(221,768)
Ending balance – December 31, 2014	$129,598	$129,598